Income tax - Analysis of deferred taxes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Analysis of consolidated deferred taxes
Net operating loss	$ 163,099	$ 3,253,596	$ (4,355,423)	$ (534,797)
Deferred income tax assets					$ 15,768,220	$ 14,511,827
Deferred income taxes					12,839,436	13,125,430
Deferred tax liability, net		2,928,784	1,386,397	2,269,220	2,928,784	1,386,397	$ 2,269,220
Reflected in consolidated statement of financial position
Deferred tax assets	156,830				3,128,555	1,542,536
Deferred tax liabilities	$ (10,014)				(199,771)	(156,139)
Deferred tax liability, net		2,928,784	1,386,397	2,269,220	2,928,784	1,386,397	2,269,220
Reconciliation of deferred tax liability, net
Deferred tax (liability) asset, net - beginning of the year		1,386,397	2,269,220
Deferred income tax (expense) benefit during the current year recorded on profits		1,494,758	(811,061)
Deferred income tax (expense) benefit during the current year recorded in accumulated other comprehensive income (loss)		47,629	(71,762)	83,310
Deferred tax (liability) asset, net - end of the year		2,928,784	1,386,397	2,269,220
Temporary differences associated with investments in subsidiaries					150,683	276,393
Deferred tax assets
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		1,208,764	297,878
Lease liabilities
Analysis of consolidated deferred taxes
Deferred income tax assets					13,239,254	12,155,114
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		1,084,140	313,137
Unearned transportation revenue
Analysis of consolidated deferred taxes
Deferred income tax assets					1,233,661	797,063
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		436,598	61,708
Extension lease agreement
Analysis of consolidated deferred taxes
Deferred income tax assets					773,443	459,343
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		314,100	(137,639)
Intangible
Analysis of consolidated deferred taxes
Deferred income tax assets					420,908	446,849
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(25,941)	(13,741)
Allowance for doubtful accounts
Analysis of consolidated deferred taxes
Deferred income tax assets					61,565	14,089
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		47,476	9,187
Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Deferred income tax assets					576,422	303,970	309,320
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		272,452	(5,350)
Employee benefits
Analysis of consolidated deferred taxes
Deferred income tax assets					15,191	11,463
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		2,934	2,958
Financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets					7,948	38,865
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(22)
Employee profit sharing
Analysis of consolidated deferred taxes
Deferred income tax assets					4,323	7,227
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(2,904)	2,734
Provisions
Analysis of consolidated deferred taxes
Deferred income tax assets					91,253	351,345
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(442,598)	60,655
Non derivative financial instruments
Analysis of consolidated deferred taxes
Deferred income tax assets					473,242	4,229
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(477,471)	4,229
Deferred tax liabilities
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(285,994)	1,108,939
Right of use asset
Analysis of consolidated deferred taxes
Deferred income taxes					10,292,753	10,236,929
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		55,824	672,311
Supplemental rent
Analysis of consolidated deferred taxes
Deferred income taxes					1,878,865	1,706,949
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		171,916	111,430
Rotable spare parts, furniture and equipment, net
Analysis of consolidated deferred taxes
Deferred income taxes					707,092	884,476
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(177,384)	239,452
Inventories
Analysis of consolidated deferred taxes
Deferred income taxes					83,402	90,287
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(6,885)	1,392
Other prepayments
Analysis of consolidated deferred taxes
Deferred income taxes					9,786	27,728
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(17,942)	(4,329)
Prepaid expenses and other assets
Analysis of consolidated deferred taxes
Deferred income taxes					132,462	179,061
Reconciliation of deferred tax liability, net
Deferred income tax (expense) benefit during the current year recorded on profits		(311,523)	88,683
Guatemala
Analysis of consolidated deferred taxes
Net operating loss		(1,835)	(1,085)
Guatemala | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss			8,549
Costa Rica
Analysis of consolidated deferred taxes
Deferred income tax assets					$ 0	$ 0	$ 0
Costa Rica | Tax losses available for offsetting against future taxable income
Analysis of consolidated deferred taxes
Net operating loss		55,751	50,246	$ 170,731
El Salvador
Analysis of consolidated deferred taxes
Net operating loss		$ 16,619	$ 32,494